Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ (1,595,111)	$ 37,030
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	901,918	1,298,390
Provision for loan losses	2,746,000	470,000
Net gain on sale of securities available for sale	(403,712)	(568,337)
Other-than-temporary impairment of securities		125,125
(Gain) loss on sale of foreclosed assets	36,666	(25,810)
Writedowns of foreclosed real estate	351,680	74,274
Gain on sale of premises and equipment	(10,549)
Increase in dividends payable on preferred stock	(62,156)	(62,155)
Decrease in interest receivable	37,015	865,796
Decrease in interest payable	(104,282)	(912,489)
Net other operating activities	108,156	3,202,205
Net cash provided by operating activities	2,005,625	4,504,029
INVESTING ACTIVITIES
Purchases of securities available for sale	(42,396,521)	(45,021,066)
Proceeds from sales and paydowns of securities available for sale	37,371,320	47,105,286
Proceeds from maturities of securities available for sale		11,919,797
Proceeds from sales of restricted equity securities	232,400	22,500
Net increase in interest-bearing deposits at other financial institutions	(180,543)	(452,347)
Net (increase) decrease in federal funds sold	135,000	(730,000)
Net decrease in loans	2,995,562	368,729
Capitalized costs on foreclosed real estate	(92,108)	(3,858)
Proceeds from sale of foreclosed real estate	31,749	341,716
Purchase of premises and equipment	(159,182)	(63,626)
Proceeds from disposal of premises and equipment	13,941
Net cash provided by (used in) investing activities	(2,048,382)	13,487,131
FINANCING ACTIVITIES
Net increase (decrease) in deposits	1,616,487	(4,799,355)
Net decrease in securities sold under repurchase agreements		(6,414,593)
Net decrease in Federal Home Loan Bank advances		(5,200,000)
Net decrease in federal funds purchased		(4,140,000)
Proceeds from issuance of common stock from secondary stock offering	110,480	254,450
Proceeds from issuance of common stock under ESOP plan		5,750
Net cash provided by (used in) financing activities	1,726,967	(20,293,748)
Net increase (decrease) in cash and due from banks	1,684,210	(2,302,588)
Cash and due from banks at beginning of year	5,345,394	7,647,982
Cash and due from banks, end of period	7,029,604	5,345,394
SUPPLEMENTAL DISCLOSURES
Interest	5,803,797	8,404,378
Income taxes		(3,208,698)
NONCASH TRANSACTIONS
Principal balances of loans transferred to foreclosed real estate	10,270,956	4,477,714
Financed sales of foreclosed real estate	$ 708,607	$ 1,505,991